UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 5484

Western Asset Zenix Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET ZENIX INCOME

FUND INC.

FORM N-Q

DECEMBER 31, 2007

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited)	December 31, 2007

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 95.3%
Aerospace & Defense — 1.9%
$175,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$175,875
	DRS Technologies Inc., Senior Subordinated Notes:
155,000	6.625% due 2/1/16	153,838
240,000	7.625% due 2/1/18	244,200
	Hawker Beechcraft Acquisition Co.:
425,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	421,812
265,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	264,337
	L-3 Communications Corp., Senior Subordinated Notes:
130,000	7.625% due 6/15/12	133,738
240,000	5.875% due 1/15/15	232,800
	Total Aerospace & Defense	1,626,600
Airlines — 2.6%
	Continental Airlines Inc.:
205,000	Notes, 8.750% due 12/1/11	194,237
	Pass-Through Certificates:
52,926	8.312% due 4/2/11	52,064
165,000	7.339% due 4/19/14	152,213
700,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	742,000
195,000	Delta Air Lines Inc., 8.954% due 8/10/14 (a)	191,100
	United Airlines Inc., Pass-Through Certificates:
185,000	6.831% due 9/1/08	214,914
397,660	7.811% due 10/1/09	469,239
167,472	8.030% due 7/1/11	195,105
	Total Airlines	2,210,872
Auto Components — 1.8%
	Allison Transmission Inc.:
170,000	11.000% due 11/1/15 (a)	155,550
340,000	11.250% due 11/1/15 (a)(b)	301,750
345,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	255,300
930,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	827,700
	Total Auto Components	1,540,300
Automobiles — 1.9%
105,000	Ford Motor Co., Debentures, 8.875% due 1/15/22	84,000
	General Motors Corp.:
230,000	Notes, 7.200% due 1/15/11	212,175
	Senior Debentures:
250,000	8.250% due 7/15/23	200,000
1,385,000	8.375% due 7/15/33	1,121,850
	Total Automobiles	1,618,025
Building Products — 1.6%
	Associated Materials Inc.:
820,000	Senior Discount Notes, step bond to yield 13.011% due 3/1/14	528,900
190,000	Senior Subordinated Notes, 9.750% due 4/15/12	194,750
285,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	229,425
690,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.719% due 3/1/14	407,100
	Total Building Products	1,360,175
Chemicals — 1.4%
	Georgia Gulf Corp., Senior Notes:
345,000	9.500% due 10/15/14	276,863

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Chemicals — 1.4% (continued)
$170,000	10.750% due 10/15/16	$114,750
140,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	149,100
260,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	280,150
505,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	386,325
	Total Chemicals	1,207,188
Commercial Banks — 0.4%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	101,250
240,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	205,800
	Total Commercial Banks	307,050
Commercial Services & Supplies — 2.4%
530,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	500,850
75,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	66,000
735,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	768,994
300,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	315,750
250,000	Rental Services Corp., 9.500% due 12/1/14	225,000
200,000	US Investigations Services Inc., 11.750% due 5/1/16 (a)	175,000
	Total Commercial Services & Supplies	2,051,594
Consumer Finance — 4.3%
330,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	253,275
	Ford Motor Credit Co.:
	Notes:
250,000	7.875% due 6/15/10	230,791
235,000	9.693% due 4/15/12 (c)	231,161
210,000	7.000% due 10/1/13	175,628
	Senior Notes:
216,000	10.241% due 6/15/11 (c)	204,922
365,000	9.875% due 8/10/11	345,480
325,000	7.993% due 1/13/12 (c)	273,216
210,000	8.000% due 12/15/16	178,645
	General Motors Acceptance Corp.:
1,305,000	Bonds, 8.000% due 11/1/31	1,097,337
820,000	Notes, 6.875% due 8/28/12	687,780
	Total Consumer Finance	3,678,235
Containers & Packaging — 1.0%
480,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	476,400
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	165,825
125,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	1,563
210,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	203,962
	Total Containers & Packaging	847,750
Diversified Consumer Services — 0.7%
265,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	267,319
	Service Corp. International:
220,000	Debentures, 7.875% due 2/1/13	222,260
80,000	Senior Notes, 7.500% due 4/1/27	74,000
	Total Diversified Consumer Services	563,579

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Diversified Financial Services — 2.2%
$275,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	$223,437
215,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	203,713
	Leucadia National Corp.:
80,000	7.125% due 3/15/17	74,400
210,000	Senior Notes, 8.125% due 9/15/15	211,050
	Residential Capital LLC:
190,000	8.544% due 4/17/09 (a)(c)	94,525
130,000	8.375% due 6/30/15	79,300
340,000	Notes, 7.875% due 6/30/10	219,300
410,000	Senior Notes, 7.500% due 2/22/11	257,275
550,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	532,125
	Total Diversified Financial Services	1,895,125
Diversified Telecommunication Services — 7.1%
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	39,263
	Citizens Communications Co.:
65,000	7.050% due 10/1/46	52,975
380,000	Senior Notes, 7.875% due 1/15/27	363,850
	Hawaiian Telcom Communications Inc.:
260,000	9.750% due 5/1/13	259,350
70,000	Senior Subordinated Notes, 12.500% due 5/1/15	72,625
700,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	726,250
	Intelsat Corp.:
25,000	9.000% due 6/15/16	25,313
146,000	Senior Notes, 9.000% due 8/15/14	147,460
105,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	103,950
	Level 3 Financing Inc.:
305,000	9.250% due 11/1/14	277,550
340,000	9.150% due 2/15/15 (c)	288,150
390,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	401,700
	Qwest Communications International Inc., Senior Notes:
365,000	8.369% due 2/15/09 (c)	366,825
425,000	7.500% due 2/15/14	426,062
725,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	580,000
	Virgin Media Finance PLC, Senior Notes:
75,000	8.750% due 4/15/14	74,812
565,000	9.125% due 8/15/16	562,175
670,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	733,650
515,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	543,325
	Total Diversified Telecommunication Services	6,045,285
Electric Utilities — 1.6%
395,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	432,525
570,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (a)(b)	565,725
425,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	372,938
	Total Electric Utilities	1,371,188
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
90,000	Senior Notes, 9.500% due 10/15/15	82,688

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Electronic Equipment & Instruments — 0.3% (continued)
$215,000	Senior Secured Notes, 7.875% due 10/15/14	$205,325
	Total Electronic Equipment & Instruments	288,013
Energy Equipment & Services — 1.9%
210,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	280,596
335,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	325,787
310,000	Key Energy Services Inc., 8.375% due 12/1/14 (a)	318,525
110,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	113,575
510,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	593,264
	Total Energy Equipment & Services	1,631,747
Food & Staples Retailing — 0.4%
273,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	317,001

Food Products — 0.5%
	Dole Food Co. Inc., Senior Notes:
350,000	7.250% due 6/15/10	320,250
100,000	8.875% due 3/15/11	93,000
	Total Food Products	413,250
Gas Utilities — 0.6%
555,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	541,125

Health Care Equipment & Supplies — 0.2%
205,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	189,625

Health Care Providers & Services — 5.7%
215,000	Community Health Systems Inc., 8.875% due 7/15/15	220,106
	DaVita Inc.:
225,000	Senior Notes, 6.625% due 3/15/13	225,000
350,000	Senior Subordinated Notes, 7.250% due 3/15/15	352,625
	HCA Inc.:
295,000	9.250% due 11/15/16	310,487
375,000	Debentures, 7.500% due 11/15/95	288,467
	Notes:
200,000	6.375% due 1/15/15	170,000
175,000	7.690% due 6/15/25	145,758
255,000	Senior Notes, 6.500% due 2/15/16	216,750
535,000	Senior Secured Notes, 9.625% due 11/15/16 (b)	567,100
450,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	452,250
	Tenet Healthcare Corp., Senior Notes:
405,000	6.375% due 12/1/11	370,575
750,000	7.375% due 2/1/13	660,000
80,000	9.875% due 7/1/14	76,600
	Universal Hospital Services Inc.:
100,000	8.288% due 6/1/15 (c)	100,500
335,000	8.500% due 6/1/15 (b)	340,025
435,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (b)(c)	363,225
	Total Health Care Providers & Services	4,859,468
Hotels, Restaurants & Leisure — 5.5%
310,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (d)	119,350
	Caesars Entertainment Inc., Senior Subordinated Notes:
200,000	8.875% due 9/15/08	207,816
455,000	8.125% due 5/15/11	425,425
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	154,600

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 5.5% (continued)
$75,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	$70,500
190,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	180,500
80,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	69,800
50,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	29,750
210,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	203,700
430,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	449,350
375,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	354,375
	MGM MIRAGE Inc.:
255,000	Notes, 6.750% due 9/1/12	249,581
	Senior Notes:
60,000	7.500% due 6/1/16	59,700
305,000	7.625% due 1/15/17	302,713
40,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	37,800
450,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	456,750
400,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	432,000
35,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	36,750
240,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	212,400
	Snoqualmie Entertainment Authority, Senior Secured Notes:
100,000	9.063% due 2/1/14 (a)(c)	95,000
75,000	9.125% due 2/1/15 (a)	72,750
	Station Casinos Inc.:
	Senior Notes:
10,000	6.000% due 4/1/12	8,950
425,000	7.750% due 8/15/16	385,687
	Senior Subordinated Notes:
20,000	6.875% due 3/1/16	14,700
25,000	6.625% due 3/15/18	17,250
	Total Hotels, Restaurants & Leisure	4,647,197
Household Durables — 1.8%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	34,212
355,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	307,075
345,000	K Hovnanian Enterprises Inc., Senior Notes, 7.500% due 5/15/16	243,225
245,000	KB Home, 7.750% due 2/1/10	227,850
325,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	331,500
435,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.941% due 9/1/12	393,675
	Total Household Durables	1,537,537
Household Products — 0.3%
210,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	212,100

Independent Power Producers & Energy Traders — 8.7%
165,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	160,485
	AES Corp.:
535,000	8.000% due 10/15/17 (a)	549,712
390,000	Senior Notes, 9.500% due 6/1/09	405,600
	Dynegy Holdings Inc.:
370,000	Senior Debentures, 7.625% due 10/15/26	316,350
350,000	Senior Notes, 7.750% due 6/1/19	324,625
100,000	Dynegy Inc., 7.670% due 11/8/16	99,500
	Edison Mission Energy, Senior Notes:
290,000	7.750% due 6/15/16	300,150

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Independent Power Producers & Energy Traders — 8.7% (continued)
$250,000	7.200% due 5/15/19	$246,875
330,000	7.625% due 5/15/27	311,850
	Energy Future Holdings, Senior Notes:
40,000	10.875% due 11/1/17 (a)	40,400
2,660,000	11.250% due 11/1/17 (a)(b)	2,699,900
	Mirant Mid Atlantic LLC:
155,887	10.060% due 12/30/28	186,285
89,453	Pass-Through Certificates, 9.125% due 6/30/17	99,069
375,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	377,813
	NRG Energy Inc., Senior Notes:
1,180,000	7.375% due 2/1/16	1,153,450
40,000	7.375% due 1/15/17	39,100
100,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	73,441
	Total Independent Power Producers & Energy Traders	7,384,605
IT Services — 2.0%
190,000	Ceridian Corp., 12.250% due 11/15/15 (a)(b)	177,650
	First Data Corp.:
500,000	5.625% due 11/1/11	396,697
440,000	9.875% due 9/24/15 (a)	409,750
	SunGard Data Systems Inc.:
125,000	Senior Notes, 9.125% due 8/15/13	127,813
545,000	Senior Subordinated Notes, 10.250% due 8/15/15	559,987
20,000	Vangent Inc., 9.625% due 2/15/15	17,250
	Total IT Services	1,689,147
Machinery — 0.3%
130,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	123,500
110,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	111,925
	Total Machinery	235,425
Media — 7.1%
570,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	562,162
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
35,000	Senior Accreting Notes, 12.125% due 1/15/15	22,225
860,000	Senior Notes, 11.750% due 5/15/14	548,250
778,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	637,960
	CCH II LLC/CCH II Capital Corp., Senior Notes:
330,000	10.250% due 9/15/10	325,050
44,000	10.250% due 10/1/13	42,350
140,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	103,600
110,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	85,800
330,000	CMP Susquehanna Corp., 9.875% due 5/15/14	249,150
	CSC Holdings Inc.:
	Senior Debentures:
30,000	8.125% due 8/15/09	30,600
35,000	7.625% due 7/15/18	32,331
	Senior Notes:
225,000	8.125% due 7/15/09	229,219
145,000	7.625% due 4/1/11	145,363
130,000	6.750% due 4/15/12	124,963
244,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	254,370
610,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	625,250
370,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	341,325

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Media — 7.1% (continued)
	R.H. Donnelley Corp.:
$325,000	Senior Discount Notes, 6.875% due 1/15/13	$292,500
	Senior Notes:
325,000	8.875% due 1/15/16	305,500
115,000	8.875% due 10/15/17 (a)	106,950
180,000	Sun Media Corp., 7.625% due 2/15/13	176,175
	TL Acquisitions Inc.:
310,000	Senior Notes, 10.500% due 1/15/15 (a)	299,537
330,000	Senior Subordinated Notes, step bond to yield 13.348% due 7/15/15 (a)	262,762
	XM Satellite Radio Inc., Senior Notes:
195,000	9.411% due 5/1/13 (c)	184,275
45,000	9.750% due 5/1/14	43,763
	Total Media	6,031,430
Metals & Mining — 4.1%
1,085,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,166,375
270,000	Metals USA Holdings Corp., Senior Notes, 11.231% due 7/1/12 (a)(b)(c)	222,750
555,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	577,200
80,000	Noranda Aluminium Acquisition Corp., 8.738% due 5/15/15 (a)(b)(c)	67,600
230,000	Noranda Aluminium Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)(c)	196,650
370,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	349,650
500,000	Ryerson Inc., 12.000% due 11/1/15 (a)	496,250
140,000	Steel Dynamics Inc., 7.375% due 11/1/12 (a)	141,400
310,000	Tube City IMS Corp., 9.750% due 2/1/15	280,550
	Total Metals & Mining	3,498,425
Multiline Retail — 1.5%
660,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	523,050
	Neiman Marcus Group Inc.:
40,000	7.125% due 6/1/28	36,200
170,000	Senior Notes, 9.000% due 10/15/15 (b)	176,163
480,000	Senior Subordinated Notes, 10.375% due 10/15/15	502,200
	Total Multiline Retail	1,237,613
Oil, Gas & Consumable Fuels — 8.2%
480,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	487,200
	Chesapeake Energy Corp., Senior Notes:
560,000	6.625% due 1/15/16	550,200
275,000	6.250% due 1/15/18	265,375
100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	101,750
1,000,000	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	1,020,077
	Enterprise Products Operating LP:
85,000	7.034% due 1/15/68 (c)	77,181
230,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	235,841
535,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	517,613
330,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	316,800
	Mariner Energy Inc., Senior Notes:
165,000	7.500% due 4/15/13	159,638
105,000	8.000% due 5/15/17	100,406
205,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	203,975
140,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	148,050
	Petroplus Finance Ltd.:
110,000	6.750% due 5/1/14 (a)	102,988
200,000	Senior Note, 7.000% due 5/1/17 (a)	184,000
505,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	482,275

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 8.2% (continued)
$20,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	$19,400
240,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	226,200
230,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	228,850
	Williams Cos. Inc.:
	Notes:
600,000	7.875% due 9/1/21	668,250
505,000	8.750% due 3/15/32	619,887
275,000	Senior Notes, 7.625% due 7/15/19	299,406
	Total Oil, Gas & Consumable Fuels	7,015,362
Paper & Forest Products — 2.4%
	Abitibi-Consolidated Co. of Canada:
	Notes:
80,000	7.750% due 6/15/11	62,800
110,000	8.491% due 6/15/11 (c)	87,450
205,000	Senior Notes, 8.375% due 4/1/15	153,238
	Abitibi-Consolidated Inc.:
130,000	7.875% due 8/1/09	124,475
220,000	Debentures, 7.400% due 4/1/18	145,750
60,000	Notes, 8.550% due 8/1/10	52,800
	Appleton Papers Inc.:
25,000	Senior Notes, 8.125% due 6/15/11	24,656
475,000	Senior Subordinated Notes, 9.750% due 6/15/14	472,625
	NewPage Corp.:
200,000	10.000% due 5/1/12 (a)	202,000
490,000	Senior Secured Notes, 11.161% due 5/1/12 (c)	507,762
60,000	Senior Subordinated Notes, 12.000% due 5/1/13	62,250
140,000	Newpage Holding Corp., 11.818% due 11/1/13 (b)(c)	135,100
	Total Paper & Forest Products	2,030,906
Pharmaceuticals — 0.7%
870,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	595,950

Real Estate Investment Trusts (REITs) — 0.4%
95,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	32,775
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
105,000	6.500% due 6/1/16	103,425
245,000	6.750% due 4/1/17	243,775
	Total Real Estate Investment Trusts (REITs)	379,975
Real Estate Management & Development — 0.7%
225,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	145,125
	Realogy Corp.:
60,000	Senior Notes, 10.500% due 4/15/14 (a)	45,000
675,000	Senior Subordinated Notes, 12.375% due 4/15/15 (a)	426,938
	Total Real Estate Management & Development	617,063
Road & Rail — 2.2%
395,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	415,737
	Hertz Corp.:
335,000	Senior Notes, 8.875% due 1/1/14	341,281
825,000	Senior Subordinated Notes, 10.500% due 1/1/16	858,000
	Kansas City Southern de Mexico, Senior Notes:
80,000	7.625% due 12/1/13	79,300
125,000	7.375% due 6/1/14 (a)	121,875

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Road & Rail — 2.2% (continued)
$50,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	$50,313
	Total Road & Rail	1,866,506
Software — 0.2%
240,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	208,800

Specialty Retail — 0.9%
85,000	Asbury Automotive Group Inc., Senior Subordinated Notes, 7.625% due 3/15/17	75,650
	AutoNation Inc., Senior Notes:
125,000	7.243% due 4/15/13 (c)	115,937
55,000	7.000% due 4/15/14	52,388
315,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	270,900
65,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	69,225
195,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	186,225
	Total Specialty Retail	770,325
Textiles, Apparel & Luxury Goods — 0.5%
565,000	Simmons Co., Senior Discount Notes, step bond to yield 9.999% due 12/15/14	420,925

Thrifts & Mortgage Finance — 1.0%
1,000,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	875,000

Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
85,000	8.500% due 5/15/12	83,300
245,000	11.000% due 5/15/12	257,250
	Total Tobacco	340,550
Trading Companies & Distributors — 1.5%
205,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	182,450
560,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	520,800
595,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	556,325
	Total Trading Companies & Distributors	1,259,575
Transportation Infrastructure — 0.5%
	Saint Acquisition Corp.:
440,000	Secured Notes, 12.500% due 5/15/17 (a)	229,350
365,000	Senior Secured Notes, 12.619% due 5/15/15 (a)(c)	190,256
	Total Transportation Infrastructure	419,606
Wireless Telecommunication Services — 3.9%
230,000	ALLTEL Communications Inc., 10.375% due 12/1/17 (a)(b)	212,750
50,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	51,750
135,000	MetroPCS Wireless Inc., 9.250% due 11/1/14	127,575
40,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	43,401
	Rural Cellular Corp.:
165,000	Senior Notes, 9.875% due 2/1/10	172,012
165,000	Senior Secured Notes, 8.250% due 3/15/12	172,013
270,000	Senior Subordinated Notes, 8.124% due 6/1/13 (c)	275,400
	Sprint Capital Corp.:
900,000	Notes, 8.750% due 3/15/32	1,017,205
600,000	Senior Notes, 6.875% due 11/15/28	570,547

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Wireless Telecommunication Services — 3.9% (continued)
$675,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	$685,125
	Total Wireless Telecommunication Services	3,327,778
	TOTAL CORPORATE BONDS & NOTES (Cost — $84,785,287)	81,164,995
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,723,537	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(f) (Cost - $1,890,211)	0

COLLATERALIZED SENIOR LOAN — 0.5%
Containers & Packaging — 0.5%
505,300	Berry Plastics Corp., Senior Term Loan, 12.244% due 6/15/14 (c) (Cost - $492,611)	437,084

SOVEREIGN BOND — 0.7%
Russia — 0.7%
524,700	Russian Federation, 7.500% due 3/31/30 (a) (Cost - $577,278)	599,470

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
821,807	Home Interiors & Gifts Inc. (e)(f)*	1

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
6,729	Aurora Foods Inc. (e)(f)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (e)(f)*	0
	TOTAL COMMON STOCKS (Cost — $354,335)	1
PREFERRED STOCKS — 1.4%
CONSUMER DISCRETIONARY — 0.7%
Automobiles — 0.7%
36,500	Ford Motor Co., 7.400%	538,740
900	Ford Motor Co., Series F, 7.550%	13,266
	Total Automobiles	552,006
Media — 0.0%
1	ION Media Networks Inc., Series B, 12.000% *	4,840
	TOTAL CONSUMER DISCRETIONARY	556,846
FINANCIALS — 0.7%
Diversified Financial Services — 0.5%
500	Preferred Plus, Trust Series FRD-1, 7.400%	7,165
25,000	Saturns, Series F 2003-5, 8.125%	410,000
	Total Diversified Financial Services	417,165
Thrifts & Mortgage Finance — 0.2%
8,000	Federal National Mortgage Association (FNMA), 8.250%	206,000
	TOTAL FINANCIALS	623,165
	TOTAL PREFERRED STOCKS (Cost — $1,313,678)	1,180,011

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Warrants	Security	Value
WARRANTS — 0.0%
325	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f)*	$0
265	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0
335	Merrill Corp., Class B Shares, Expires 5/1/09(a)(e)(f)*	0
	TOTAL WARRANTS (Cost — $60,715)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $89,474,115)	83,381,561

Face Amount
SHORT-TERM INVESTMENTS — 2.1%
Sovereign Bonds — 0.6%
	Egypt Treasury Bills:
$1,375,000	Zero coupon bond to yield 7.217% due 11/4/08	234,657
1,450,000	Zero coupon bond to yield 7.231% due 11/11/08	247,101
	Total Sovereign Bonds (Cost — $486,817)	481,758
Repurchase Agreement — 1.5%
1,325,000	Morgan Stanley tri-party repurchase agreement dated 12/31/07, 4.250% due 1/2/08; Proceeds at maturity - $1,325,313; (Fully collateralized by U.S. government agency obligation, 0.000% due 1/2/08; Market value - $1,354,729) (Cost - $1,325,000)	1,325,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,811,817)	1,806,758
	TOTAL INVESTMENTS — 100.0% (Cost — $91,285,932#)	$85,188,319

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.
(d)	Security is currently in default.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Zenix Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rated fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Collateralized Seniors Loans.  The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,045,308
Gross unrealized depreciation	(8,142,921)
Net unrealized depreciation	$(6,097,613)

At December 31, 2007, the Fund held collateralized senior loans with a total cost of $492,611 and a total market value of $437,084.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Zenix Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 27, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	February 27, 2008